Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	indefinite lives
Trade names [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Trade names [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	19 years
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Brand [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Brand [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Media rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Reacquired rights [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Remaining license period
Covenants not to compete [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Life of the covenant
Licenses and contracts [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Over the lifetime of the contracts, up to 10 years